Pension and Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pension Benefits [Member]
Components of net periodic benefit cost
Service cost	$ 0	$ 0	$ 0	$ 0
Interest cost	0.2	0.3	0.4	0.5
Expected return on plan assets	0	0	0	0
Amortization of actuarial loss	0.1	0	0.1	0
Net periodic benefit cost (income)	0.3	0.3	0.5	0.5
Foreign Pension Benefits [Member]
Components of net periodic benefit cost
Service cost	0	0	0	0
Interest cost	2.4	2.5	4.8	4.9
Expected return on plan assets	(3.0)	(3.0)	(6.0)	(5.9)
Amortization of actuarial loss	0.5	0.4	1.0	0.7
Net periodic benefit cost (income)	(0.1)	(0.1)	(0.2)	(0.3)
Postretirement Benefits [Member]
Components of net periodic benefit cost
Service cost	0	0	0	0
Interest cost	0.2	0.3	0.4	0.5
Expected return on plan assets	0	0	0	0
Amortization of actuarial loss	0	0	0	0
Net periodic benefit cost (income)	$ 0.2	$ 0.3	$ 0.4	$ 0.5